Stock Compensation Plan - Incentive stock options (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 11,571,000	$ 49,000	$ 31,248,000	$ 108,000
Intrinsic value for outstanding options					$ 39,109
Intrinsic value of options forfeited					$ 472	$ 0
Number of options granted during the period			48,000		1,014,000
Number of options exercised					159,000	0
Total intrinsic value of options exercised					$ 2,100
Incentive stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					154	$ 101
Unrecognized stock-based compensation expense					$ 366	$ 200
Unrecognized stock-based compensation expense anticipated to recognize in weighted average years					2 years 2 months 12 days	2 years 9 months 14 days
Intrinsic value for outstanding options					$ 16,690
Weighted average grant date fair value of options granted					$ 0.33	$ 0.14